Accounts receivable, net - Movement of the allowance for doubtful accounts of accounts receivables due from related parties (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2020
Accounts receivable, net
Balance at the beginning of the year	¥ 6,887
Additions	7,097	¥ 6,887
Reversal	(2,142)
Write-off	(272)		¥ (360)
Balance at the end of the year	¥ 11,570	¥ 6,887